Derivative financial instruments and market risks (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Summary of Fair Value of Derivative Instruments	The table below shows the fair value of derivative instruments as of December 31, 2025, 2024 and 2023:

(€ million)	Non- current assets	Current assets	Total assets	Non-current liabilities	Current liabilities	Total liabilities	Market value at December 31, 2025 (net)	Market value at December 31, 2024 (net)	Market value at December 31, 2023 (net)
Currency derivatives	6	99	105	(15)	(113)	(128)	(23)	(113)	75
operating	—	40	40	—	(68)	(68)	(28)	(30)	22
financial	6	59	65	(15)	(45)	(60)	5	(83)	53
Interest rate derivatives	2	—	2	(81)	—	(81)	(79)	(128)	(165)
Equity derivatives	1	15	16	—	—	—	16	—	—
Total	9	114	123	(96)	(113)	(209)	(86)	(241)	(90)

Summary of Operating Currency Hedging Instruments	The table below shows operating currency hedging instruments in place as of December 31, 2025, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2025			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	9,202	(12)	—	—	—	9,202	(12)
of which US dollar	4,552	7	—	—	—	4,552	7
of which Singapore dollar	1,093	1	—	—	—	1,093	1
of which Chinese yuan renminbi	897	(4)	—	—	—	897	(4)
of which Saudi Arabian riyal	273	2	—	—	—	273	2
of which Turkish lira	224	(11)	—	—	—	224	(11)
Forward currency purchases	7,686	(16)	—	—	—	7,686	(16)
of which US dollar	4,224	(27)	—	—	—	4,224	(27)
of which Singapore dollar	1,204	(1)	—	—	—	1,204	(1)
of which Chinese yuan renminbi	718	3	—	—	—	718	3
of which Turkish lira	212	7	—	—	—	212	7
of which Hungarian forint	163	1	—	—	—	163	1
Total	16,888	(28)	—	—	—	16,888	(28)
The table below shows operating currency hedging instruments in place as of December 31, 2024, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2024			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	7,521	(67)	—	—	—	7,521	(67)
of which US dollar	3,974	(59)	—	—	—	3,974	(59)
of which Chinese yuan renminbi	703	(5)	—	—	—	703	(5)
of which Pound sterling	368	(1)	—	—	—	368	(1)
of which Japanese yen	241	2	—	—	—	241	2
of which Turkish lira	216	(23)	—	—	—	216	(23)
Forward currency purchases	4,796	37	—	—	—	4,796	37
of which US dollar	2,660	24	—	—	—	2,660	24
of which Singapore dollar	484	3	—	—	—	484	3
of which Chinese yuan renminbi	451	2	—	—	—	451	2
of which Turkish lira	203	19	—	—	—	203	19
of which Canadian dollar	126	—	—	—	—	126	—
Total	12,317	(30)	—	—	—	12,317	(30)
The table below shows operating currency hedging instruments in place as of December 31, 2023, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2023			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	6,112	30	—	—	—	6,112	30
of which US dollar	2,981	35	—	—	—	2,981	35
of which Chinese yuan renminbi	788	7	—	—	—	788	7
of which Japanese yen	419	(1)	—	—	—	419	(1)
of which Singapore dollar	339	(6)	—	—	—	339	(6)
of which Korean won	192	(4)	—	—	—	192	(4)
Forward currency purchases	4,246	(8)	—	—	—	4,246	(8)
of which US dollar	2,022	(12)	—	—	—	2,022	(12)
of which Singapore dollar	876	—	—	—	—	876	—
of which Chinese yuan renminbi	364	(1)	—	—	—	364	(1)
of which Korean won	137	2	—	—	—	137	2
of which Japanese yen	123	1	—	—	—	123	1
Total	10,358	22	—	—	—	10,358	22

Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated	The table below shows financial currency hedging instruments in place, with the notional amount translated into euros at the relevant closing exchange rate:

	2025				2024			2023
(€ million)	Notional amount		Fair value	Expiry	Notional amount	Fair value	Expiry	Notional amount	Fair value	Expiry
Cross currency seller swaps	1,481		6
of which US dollar	1,481	(a)	6	2032
Forward currency sales	12,550		(13)		10,377	(195)		10,279	111
of which US dollar	10,323	(b)		2027	8,923	(176)	2025	6,628	101	2024
of which Pound sterling	981		(8)	2026	371	4	2025	157	(1)	2024
of which Japanese yen	294		3	2026	235	(1)	2025	513	4	2024
Forward currency purchases	7,035		12		6,884	112		7,055	(58)
of which US dollar	4,055	(c)	1	2026	4,397	123	2025	3,073	(52)	2024
of which Singapore dollar	1,041		(5)	2026	819	2	2025	2,696	(10)	2024
of which Hungarian forint	719		9	2026	641	(9)	2025	99	1	2024
Total	21,066		5		17,261	(83)		17,334	53
(a) Comprises two cross currency swaps (i) with a notional amount of $870 million, pay 4.16% in US dollars and receive 2.50% in euros expiring 2029 and (ii)
with a notional amount of $870 million, pay 4.53% in US dollars and receive 3.00% in euros, expiring 2032, designated as a hedge of Sanofi’s net investment in the US. As of December 31, 2025, the fair value of the swaps was an asset of €6 million, with €9 million credited to Other comprehensive income and €3 million debited to financial income and expenses.
(b)Includes forward sales with a notional amount of $11,275 million expiring in 2026 and 2027, designated as a hedge of Sanofi’s net investment in the US.
As of December 31, 2025, the fair value of these forward contracts represented a liability of €30 million, of which €30 million debited to Other comprehensive income, with the impact on financial income and expenses being immaterial.
(c)Includes forward purchases with a notional amount of $1,000 million expiring in 2026, designated as a fair value hedge of the exposure of $1,000 million of bond issues to fluctuations in the EUR/USD spot rate. As of December 31, 2025, the fair value of the contracts was an asset of €3 million, of which
€1 million was credited to Other comprehensive income under the cost of hedging accounting treatment.

Disclosure of Instruments	The table below shows interest rate hedging instruments in place as of December 31, 2025:

	Notional amounts by expiry date as of December 31, 2025								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2026	2027	2028	2029	2030	2031 and later	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay 2.08% / receive Euribor 3M	—	850	—	—	—	—	850	(13)	—	—	850	(13)	—
Pay 3.77% / receive capitalized SOFR + 46bps	—	426	—	—	—	—	426	1	—	—	426	1	1
pay capitalized SOFR USD/ receive 1.03%	—	—	426	—	—	—	426	(23)	426	(23)	—	—	—
pay capitalized SOFR USD/ receive 1.32%	—	—	426	—	—	—	426	(21)	426	(21)	—	—	—
pay 3.82% / receive capitalized SOFR + 54 bps	—	—	426	—	—	—	426	1	—	—	426	1	1
pay capitalized Ester/receive 0.92%	—	—	—	650	—	—	650	(24)	650	(24)	—	—	—
Total	—	1,276	1,277	650	—	—	3,204	(79)	1,502	(68)	1,702	(11)	2
The table below shows interest rate hedging instruments in place as of December 31, 2024:

	Notional amounts by expiry date as of December 31, 2024								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2025	2026	2027	2028	2029	2030 and later	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized SOFR USD/ receive 1.03%	—	—	—	483	—	—	483	(47)	483	(47)	—	—	—
pay capitalized SOFR USD/ receive 1.32%	—	—	—	483	—	—	483	(43)	483	(43)	—	—	—
pay capitalized Ester/receive 0.69%	850	—	—	—	—	—	850	(7)	850	(7)	—	—	—
pay capitalized Ester/receive 0.92%	—	—	—	—	650		650	(31)	650	(31)	—	—	—
Total	850	—	—	966	650	—	2,466	(128)	2,466	(128)	—	—	—
The table below shows interest rate hedging instruments in place as of December 31, 2023:

	Notional amounts by expiry date as of December 31, 2023								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2024	2025	2026	2027	2028	2029 and later	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized SOFR USD/ receive 1.03%	—	—	—	—	453	—	453	(49)	453	(49)	—	—	—
pay capitalized SOFR USD/ receive 1.32%	—	—	—	—	453	—	453	(43)	453	(43)	—	—	—
pay capitalized Ester/receive 0.69%	—	850	—	—	—	—	850	(28)	850	(28)	—	—	—
pay capitalized Ester/receive 0.92%	—	—	—	—	—	650	650	(44)	650	(44)	—	—	—
pay capitalized Ester/receive 3.43%	999	—	—	—	—	—	999	(1)	999	(1)	—	—	—
Total	999	850	—	—	906	650	3,405	(165)	3,405	(165)	—	—	—

Disclosure of Actual or Potential Effects of Netting Arrangements	The table below is prepared in accordance with the accounting policies described in Note B.8.3.:

(€ million)	2025		2024		2023
	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities
Gross carrying amounts before offset (a)	99	(207)	217	(458)	201	(291)
Gross amounts offset (in accordance with IAS 32) (b)	—	—	—	—	—	—
Net amounts as reported in the balance sheet (a) - (b) = (c)	99	(207)	217	(458)	201	(291)
Effects of other netting arrangements (not fulfilling the IAS 32 criteria for offsetting) (d)
Financial instruments	(97)	97	(201)	201	(171)	171
Fair value of financial collateral	N/A	N/A	N/A	N/A	N/A	N/A
Net exposure (c) + (d)	2	(110)	16	(257)	30	(120)